JPMORGAN TRUST I

(the “Trust”)

J.P. Morgan International Equity Funds

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Latin America Fund

Prospectuses and Summary Prospectuses dated March 1, 2015, as supplemented

(All Share Classes)

(each, a “Fund”)

Supplement dated June 25, 2015

to the Prospectuses and Summary Prospectuses as dated above, as supplemented

Changes to Investment Advisory Agreement, Subadvisory Agreement and Expense Limitation Agreement. JPMorgan China Region Fund (Class A, Class C and Select Class Shares):

The Board of Trustees of the Trust has approved changes to the investment advisory fee and investment subadvisory fee of the JPMorgan China Region Fund as set forth below. On July 1, 2015 (the “Effective Date”), the advisory fee for the Fund, which is currently 1.25% will be changed to 1.00% and the subadvisory fee for the Fund, which is currently 0.60% will be changed to 0.48%.

Additionally, as of the Effective Date, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding certain expenses noted in footnote #2 to the fee table) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus are hereby replaced by the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.66	0.58	0.51
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.41	0.33	0.26

Total Annual Fund Operating Expenses	1.91	2.33	1.51
Fee Waivers and Expense Reimbursements[2]	(0.36)	(0.28)	(0.21)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.55	2.05	1.30

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses ) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example

SUP-INTEQ-615

also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,060	1,471	2,613
CLASS C SHARES ($)	308	701	1,220	2,645
SELECT CLASS SHARES ($)	132	457	804	1,784

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,060	1,471	2,613
CLASS C SHARES ($)	208	701	1,220	2,645
SELECT CLASS SHARES ($)	132	457	804	1,784

Changes to Expense Limitation Agreement. JPMorgan Emerging Economies Fund, JPMorgan Emerging Markets Equity Income Fund, JPMorgan Latin America Fund (Class A, Class C and Select Class Shares for the above-referenced Funds):

In addition, as of the Effective Date, the Funds’ adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding certain expenses noted in footnote #2 to the fee tables) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus are hereby replaced by the following:

For the JPMorgan Emerging Economies Fund:

The tables below hereby replace the corresponding tables of the Class A, Class C and Select Class Shares prospectus and summary prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.68	0.59	0.47
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.43	0.34	022

Total Annual Fund Operating Expenses	1.93	2.34	1.47
Fee Waivers and Expense Reimbursements[2]	(0.38)	(0.29)	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.55	2.05	1.30

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,064	1,479	2,631
CLASS C SHARES ($)	308	703	1,224	2,654
SELECT CLASS SHARES ($)	132	448	787	1,743

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,064	1,479	2,631
CLASS C SHARES ($)	208	703	1,224	2,654
SELECT CLASS SHARES ($)	132	448	787	1,743

For the JPMorgan Emerging Markets Equity Income Fund:

The tables below hereby replace the corresponding tables of the Class A, Class C and Select Class Shares prospectus and summary prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.77	0.77	0.77
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.52	0.52	0.52

Acquired Fund Fees and Expenses	0.02	0.02	0.02
Total Annual Fund Operating Expenses	2.04	2.54	1.79

Fee Waivers and Expense Reimbursements[2]	(0.47)	(0.47)	(0.47)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.57	2.07	1.32

1	“Remainder of Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30% of the average daily net assets of Class A, Class C and Select Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	676	1,088	1,525	2,734
CLASS C SHARES ($)	310	746	1,308	2,840
SELECT CLASS SHARES ($)	134	518	926	2,067

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	676	1,088	1,525	2,734
CLASS C SHARES ($)	210	746	1,308	2,840
SELECT CLASS SHARES ($)	134	518	926	2,067

For the JPMorgan Latin America Fund:

The tables below hereby replace the corresponding tables of the Class A, Class C and Select Class Shares prospectus and summary prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.74	0.73	0.61
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.49	0.48	0.36

Total Annual Fund Operating Expenses	1.99	2.48	1.61
Fee Waivers and Expense Reimbursements[2]	(0.44)	(0.43)	(0.31)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.55	2.05	1.30

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding, acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.55%, 2.05% and 1.30%, respectively, of their average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,076	1,503	2,687
CLASS C SHARES ($)	308	732	1,282	2,784
SELECT CLASS SHARES ($)	132	478	847	1,885

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	674	1,076	1,503	2,687
CLASS C SHARES ($)	208	732	1,282	2,784
SELECT CLASS SHARES ($)	132	478	847	1,885

Changes to Expense Limitation Agreement. JPMorgan Emerging Economies Fund (Class R5 Shares), JPMorgan Emerging Markets Equity Income Fund (Class R5 and Class R6 Shares):

In addition, as of the Effective Date, the adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding certain expenses noted in footnote #2 to the fee tables ) exceed 1.10% of Class R5 Shares of its average daily net assets for both the JPMorgan Emerging Economies Fund and JPMorgan Emerging Markets Equity Income Fund, and exceed 1.05% of Class R6 Shares of its average daily net assets for the JPMorgan Emerging Markets Equity Income Fund. This waiver will be in effect through June 30, 2016, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus are hereby replaced by the following:

For the JPMorgan Emerging Economies Fund:

The tables below hereby replace the corresponding tables of the Class R5 Shares prospectus and summary prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.26
Shareholder Service Fees	0.05
Remainder of Other Expenses[1]	0.21

Total Annual Fund Operating Expenses	1.26
Fee Waivers and Expense Reimbursements[2]	(0.16)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.10

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.10% of its average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class R5 Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	112	384	676	1,509

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	112	384	676	1,509

In connection with these changes, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus and summary prospectus are hereby replaced by the following:

For the JPMorgan Emerging Markets Equity Income Fund:

The tables below hereby replace the corresponding tables of the Class R5 and Class R6 Shares prospectus and summary prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	0.57	0.47
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses[1]	0.52	0.47

Acquired Fund Fees and Expenses	0.02	0.02
Total Annual Fund Operating Expenses	1.59	1.49

Fee Waivers and Expense Reimbursements[2]	(0.47)	(0.42)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.12	1.07

1	“Remainder of Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser and/or its affiliates, have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.10% and 1.05% of their average daily net assets of Class R5 and Class R6, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class R5 and Class R6 Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	114	456	821	1,850
CLASS R6 SHARES ($)	109	430	773	1,744

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	114	456	821	1,850
CLASS R6 SHARES ($)	109	430	773	1,744

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE